Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories
The Company's net inventories consisted of the following as of December 31:

	2019	2018

Raw materials and work in process	$19,345,723	$18,378,450
Consigned inventory	416,468	937,006
Finished goods, net of reserve	4,664,055	6,216,965
Total inventories	24,426,246	25,532,421
less non-current inventories	(15,554,992)	(15,749,000)
Total inventories classified as current	$8,871,254	$9,783,421
The Company continually evaluates inventories for potential losses due to expired, short-dated or slow-moving inventory by comparing sales history and sales projections to the inventory on hand. When evidence indicates the carrying value of a product may not be recoverable, a charge is recorded to reduce the inventory to its current net realizable value. At December 31, 2019 and 2018, the Company had recognized and maintained cumulative charges for potential obsolescence and discontinuance losses of approximately $0.1 million and $0.3 million, respectively. At December 31, 2019 there were no cumulative obsolescence or discontinuance losses necessary.
In connection with the acquisition of certain product rights related to the Kristalose brand, the Company is responsible for the purchase of the active pharmaceutical ingredient ("API") for Kristalose and maintains the inventory at the third-party packagers. As the API is consumed in production, the value of the API is transferred from raw materials to finished goods. API for the Company's Vaprisol brand is also included in the raw materials inventory total at December 31, 2019 and 2018. Consigned inventory represents Authorized Generic inventory stored with Perrigo until shipment.
As part of the Vibativ acquisition, Cumberland acquired API and work in process inventories of $15.7 million that are classified as non-current inventories at December 31, 2018. At December 31, 2019, the Vibativ non-current inventory was $15.3 million. Although the Company did not have any finished goods included in the non-current inventories at December 31, 2019, we had $0.8 million in Vibativ finished goods included at December 31, 2018. During 2019, Cumberland also obtained $0.3 million in non-current inventory for API related to its ifetroban clinical initiatives.